TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Details) - Schedule of Balance - MORINGA ACQUISITION CORP [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Compensating Balances [Line Items]
Total	$ 3,346,000,000	$ 2,861,000,000	$ 1,190,000,000
Promissory Notes [Member]
Compensating Balances [Line Items]
Total	3,346,000	2,841,000	1,190,000
Accrual for Administrative Services Agreement [Member]
Compensating Balances [Line Items]
Total	0	20,000	0
Related Party [Member]
Compensating Balances [Line Items]
Total	$ 3,346,000	$ 2,861,000	$ 1,190,000